CONSOLIDATED STATEMENTS OF CASH FLOWS (Additional information) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 15,536	$ 15,355	$ 117,547
Restricted cash	3	3,117	0
Total cash, cash equivalents and restricted cash	$ 15,539	$ 18,472	$ 117,547	$ 86,960